Stock-Based Compensation - Schedule of RSU Activity (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 30, 2025	Dec. 29, 2024
Schedule of RSU Activity [Line Items]
Number of RSUs, Unvested, Beginning balance	1,982,135	58,097
Weighted Average Grant Date Fair Value, Unvested, Beginning balance	$ 1.79
Number of RSUs, Granted		2,593,097
Weighted Average Grant Date Fair Value, Granted		$ 1.78
Number of RSUs, Vested and released	(93,470)	(669,059)
Weighted Average Grant Date Fair Value, Vested and released	$ 1.79	$ 1.73
Number of RSUs, Cancelled or forfeited	(157,032)
Weighted Average Grant Date Fair Value, Cancelled or forfeited	$ 1.79
Number of RSUs, Unvested, Ending balance	1,731,633	1,982,135
Weighted Average Grant Date Fair Value, Unvested, Ending balance	$ 1.79	$ 1.79